NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2015 Fund

Supplement dated November 18, 2011
to the Summary Prospectus dated March 1, 2011 (as revised September 28, 2011)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective November 21, 2011, the information in this Summary Prospectus is modified as follows:

1.           The hours of operation listed under the heading “Purchase and Sale of Fund Shares” have been revised as follows:

Representatives are available 9 a.m. to 8 p.m., Eastern Time, Monday through Friday.

2.           The regular mail and overnight mail addresses listed under the heading “Purchase and Sale of Fund Shares” have been revised as follows:

Mail: Nationwide Funds, P.O. Box 701, Milwaukee, WI 53201-0701

Overnight: Nationwide Funds, 615 East Michigan Street, Third Floor, Milwaukee, WI 53202

3.           Investors may no longer use fax to contact Nationwide Funds.  Reference to the telephone number for faxes that appears under the heading, “Purchase and Sale of Fund Shares” is accordingly deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE